Selected Quarterly Financial Data (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Selected Quarterly Financial Information Abstract
Revenue	$ 4,230	$ 4,307	$ 4,435	$ 4,156	$ 4,192	$ 3,885	$ 3,803	$ 3,805	$ 17,128	$ 15,685	$ 12,974
Gross margin	1,075	1,010	992	993	1,008	944	976	943	4,070	3,871	3,294
Income from continuing operations, net of tax	405	203	436	490	378	281	423	379	1,534	1,461	1,798
Discontinued operations, net of tax	40	(28)	(9)	(7)	(547)	116	6	23
NET INCOME	445	175	427	483	(169)	397	429	402	1,530	1,059	1,755
Net income (loss) attributable to The AES Corporation	(209)	(131)	174	224	(436)	114	144	187	58	9	658
Impairment Expense Pre Tax Total	$ 62	$ 147	$ 33		$ 95	$ 315
Basic Income (Loss) Per Share
Income from continuing operations attributable to The AES Corporation common stockholders, net of tax	$ 0.12	$ (0.09)	$ 0.24	$ 0.30	$ 0.15	$ 0.04	$ 0.19	$ 0.25	$ 0.58	$ 0.62	$ 1.08
Discontinued operations attributable to The AES Corporation common stockholders, net of tax	$ (0.39)	$ (0.08)	$ (0.02)	$ (0.02)	$ (0.70)	$ 0.10	$ (0.01)	$ 0.02	$ (0.51)	$ (0.61)	$ (0.09)
Basic income (loss) per share attributable to The AES Corporation	$ (0.27)	$ (0.17)	$ 0.22	$ 0.28	$ (0.55)	$ 0.14	$ 0.18	$ 0.27	$ 0.07	$ 0.01	$ 0.99
Diluted Income (Loss) Per Share
Income from continuing operations attributable to The AES Corporation common stockholders, net of tax	$ 0.12	$ (0.09)	$ 0.24	$ 0.30	$ 0.15	$ 0.04	$ 0.19	$ 0.25	$ 0.58	$ 0.62	$ 1.07
Discontinued operations attributable to The AES Corporation common stockholders, net of tax	$ (0.39)	$ (0.08)	$ (0.02)	$ (0.02)	$ (0.70)	$ 0.10	$ (0.01)	$ 0.02	$ (0.51)	$ (0.61)	$ (0.09)
Basic income (loss) per share attributable to The AES Corporation	$ (0.27)	$ (0.17)	$ 0.22	$ 0.28	$ (0.55)	$ 0.14	$ 0.18	$ 0.27	$ 0.07	$ 0.01	$ 0.98